Long-Term Debt (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Loans payable	$ 203,975
Loans payable	0	$ 126,000
Less deferred finance costs, net	(4,332)	(1,913)
Total long term debt	199,643	124,087
Less unamortized discount	(1,824)	0
Less current portion, net of deferred finance cost	(643)	(10,022)
Total Long Term Debt, net of current portion and net of deferred finance costs	197,176	114,065
Term Loan B
Debt Instrument [Line Items]
Loans payable	203,975	0
Credit facility
Debt Instrument [Line Items]
Loans payable	$ 0	$ 126,000